Quarterly Holdings Report
for

Fidelity® Series International Growth Fund

July 31, 2020

GSV-S-QTLY-0920
1.907949.110

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 2.8%
CSL Ltd.	1,708,916	$329,774,554
Bailiwick of Jersey - 1.7%
Experian PLC	5,789,289	202,220,549
Belgium - 1.3%
KBC Groep NV	868,159	49,499,265
UCB SA	781,800	100,242,284

TOTAL BELGIUM		149,741,549

Brazil - 0.4%
BM&F BOVESPA SA	4,233,354	51,483,064
Canada - 2.1%
Canadian National Railway Co.	483,188	47,198,714
Canadian Pacific Railway Ltd.	295,308	81,214,385
Franco-Nevada Corp.	794,628	127,014,711

TOTAL CANADA		255,427,810

Cayman Islands - 3.7%
Alibaba Group Holding Ltd.	450,000	14,119,227
Alibaba Group Holding Ltd. sponsored ADR (a)	909,322	228,258,008
Tencent Holdings Ltd.	3,007,400	206,302,275

TOTAL CAYMAN ISLANDS		448,679,510

Finland - 1.3%
Kone OYJ (B Shares)	1,517,200	120,170,369
Tikkurila Oyj	1,818,794	29,480,090

TOTAL FINLAND		149,650,459

France - 5.8%
Edenred SA	2,111,690	104,796,910
Legrand SA	1,555,944	120,365,126
LVMH Moet Hennessy Louis Vuitton SE	596,696	259,469,194
Safran SA (a)	951,108	101,151,965
Sanofi SA	987,800	103,716,085

TOTAL FRANCE		689,499,280

Germany - 9.2%
Deutsche Borse AG	777,845	141,654,185
Linde PLC	1,399,001	340,631,931
SAP SE	3,149,901	497,222,337
Vonovia SE	1,935,635	125,814,883

TOTAL GERMANY		1,105,323,336

Hong Kong - 4.4%
AIA Group Ltd.	35,642,101	321,382,808
Hong Kong Exchanges and Clearing Ltd.	4,267,025	203,818,259

TOTAL HONG KONG		525,201,067

India - 1.0%
Housing Development Finance Corp. Ltd.	4,971,500	118,245,654
Ireland - 1.0%
CRH PLC sponsored ADR	3,370,740	122,661,229
Italy - 0.7%
Interpump Group SpA	2,682,034	87,449,478
Japan - 12.3%
Azbil Corp.	3,748,205	124,285,103
Fanuc Corp.	866,115	146,133,641
Hoya Corp.	2,206,400	217,190,383
Keyence Corp.	973,387	406,623,902
Misumi Group, Inc.	7,178,805	169,136,457
Nabtesco Corp.	1,183,746	35,449,198
OSG Corp.	3,402,046	45,894,116
Recruit Holdings Co. Ltd.	5,286,105	164,904,531
SHO-BOND Holdings Co. Ltd.	2,183,400	93,437,268
USS Co. Ltd.	4,932,400	73,202,025

TOTAL JAPAN		1,476,256,624

Kenya - 0.6%
Safaricom Ltd.	294,131,800	76,842,786
Korea (South) - 0.3%
BGF Retail Co. Ltd.	330,804	34,439,732
Netherlands - 4.0%
ASML Holding NV (Netherlands)	1,354,246	481,485,432
New Zealand - 0.3%
Auckland International Airport Ltd.	8,916,062	37,725,784
Norway - 1.4%
Adevinta ASA Class B (a)	4,274,963	68,949,122
Schibsted ASA (B Shares)	2,815,322	92,546,498

TOTAL NORWAY		161,495,620

South Africa - 0.5%
Clicks Group Ltd.	4,897,922	65,406,868
Spain - 1.8%
Amadeus IT Holding SA Class A	2,514,603	125,567,369
Cellnex Telecom SA (b)	1,380,000	86,512,888

TOTAL SPAIN		212,080,257

Sweden - 4.4%
ASSA ABLOY AB (B Shares)	9,935,591	219,340,044
Atlas Copco AB (A Shares)	4,758,082	209,662,759
Epiroc AB Class A	6,773,269	94,704,718

TOTAL SWEDEN		523,707,521

Switzerland - 13.4%
Nestle SA (Reg. S)	6,301,480	749,383,102
Roche Holding AG (participation certificate)	1,655,684	573,457,022
Schindler Holding AG:
(participation certificate)	633,231	159,597,338
(Reg.)	156,202	38,770,821
Temenos Group AG	578,060	85,329,506

TOTAL SWITZERLAND		1,606,537,789

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	10,760,885	156,249,623
United Kingdom - 4.0%
BAE Systems PLC	6,937,417	44,461,260
Dechra Pharmaceuticals PLC	891,200	33,317,548
InterContinental Hotel Group PLC ADR	1,188,730	55,430,480
London Stock Exchange Group PLC	1,175,492	129,843,596
Network International Holdings PLC (b)	8,820,746	46,647,280
Prudential PLC	3,257,368	46,550,279
Rightmove PLC	7,094,045	51,196,632
Spectris PLC	2,235,304	75,169,272

TOTAL UNITED KINGDOM		482,616,347

United States of America - 18.6%
Alphabet, Inc. Class A (a)	61,787	91,935,967
Autoliv, Inc.	694,434	45,159,043
Berkshire Hathaway, Inc. Class B (a)	482,880	94,538,246
Black Knight, Inc. (a)	1,193,923	89,448,711
CME Group, Inc.	258,900	43,024,002
Lam Research Corp.	242,565	91,485,815
Marsh & McLennan Companies, Inc.	1,556,931	181,538,155
Martin Marietta Materials, Inc.	278,432	57,685,542
MasterCard, Inc. Class A	841,431	259,606,706
Moody's Corp.	608,659	171,215,777
MSCI, Inc.	454,127	170,742,669
NICE Systems Ltd. sponsored ADR (a)	457,200	93,835,728
PriceSmart, Inc.	510,732	33,386,551
ResMed, Inc.	978,064	198,067,741
S&P Global, Inc.	501,680	175,713,420
Sherwin-Williams Co.	264,847	171,599,668
Visa, Inc. Class A	1,344,770	256,044,208

TOTAL UNITED STATES OF AMERICA		2,225,027,949

TOTAL COMMON STOCKS
(Cost $6,541,804,586)		11,775,229,871

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.14% (c)
(Cost $89,685,471)	89,667,537	89,694,438
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $6,631,490,057)		11,864,924,309
NET OTHER ASSETS (LIABILITIES) - 0.9%		111,603,377
NET ASSETS - 100%		$11,976,527,686

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,160,168 or 1.1% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$766,354
Fidelity Securities Lending Cash Central Fund	666,249
Total	$1,432,603

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SHO-BOND Holdings Co. Ltd.	$113,264,445	$--	$31,545,142	$1,594,347	$15,856,295	$(4,138,330)	$--
Total	$113,264,445	$--	$31,545,142	$1,594,347	$15,856,295	$(4,138,330)	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.